PAYABLE FOR SALES INCENTIVE	12 Months Ended
Dec. 31, 2024
PAYABLE FOR SALES INCENTIVE
PAYABLE FOR SALES INCENTIVE

8.PAYABLE FOR SALES INCENTIVE

In the year of 2022, the Group entered into a share grant agreement with certain dealership operators to incentivize the dealership operators to improve their sales performance. Pursuant to the share grant agreement, the Group agreed to provide sales incentives to the dealership operators based on their sales performance.

For the years ended December 31, 2024, the Group granted 785 Class A Ordinary Shares and 7,366 Series H convertible preferred shares (after giving effects to the the Second Share Consolidation effected in October 2024. Note 1), respectively, to these dealership operators. For the years ended December 31, 2023 and 2022, the Group granted 5,699 Class A Ordinary Shares and 6,206 Class A Ordinary Shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1), respectively, to these dealership operators.

The Group recognized share-based compensation expenses of $988, $2,701 and $1,638 for the year ended December 31, 2024, 2023 and 2022, respectively, in the account of selling expenses. The share-based compensation expenses were recognized at fair value on grant dates.

During the year ended December 31, 2023, the Group issued an aggregation of 11,026 shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1) to settle the payables for sales incentive. During the year ended December 31, 2024, the Group issued 1,664 Class A Ordinary Shares and 7,366 Series H convertible preferred shares (after giving effects to the the Second Share Consolidation effected in October 2024. Note 1) to settle the payables for sales incentive. As of December 31, 2024 and 2023, the payable for sales incentive was $nil and $417, respectively.